Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Fair Value
Fair Value Measurements
For purposes of this disclosure, fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability (exit price) in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. Fair value is based on the assumptions market participants would use when pricing an asset or liability. Additionally, entities are required to consider all aspects of nonperformance risk, including the entity’s own credit standing, when measuring the fair value of a liability.
GAAP specifies a three-level hierarchy that is used when measuring and disclosing fair value. The fair value hierarchy gives the highest priority to quoted prices available in active markets (i.e., observable inputs) and the lowest priority to data lacking transparency (i.e., unobservable inputs). An instrument’s categorization within the fair value hierarchy is based on the lowest level of significant input to its valuation. The following is a description of the three hierarchy levels.

Level 1
Inputs are quoted prices in active markets for identical assets or liabilities at the measurement date. Additionally, the entity must have the ability to access the active market, and the quoted prices cannot be adjusted by the entity.

Level 2
Inputs are other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices in active markets for similar assets or liabilities; quoted prices in inactive markets for identical or similar assets or liabilities; or inputs that are observable or can be corroborated by observable market data by correlation or other means for substantially the full term of the assets or liabilities.

Level 3
Unobservable inputs are supported by little or no market activity. The unobservable inputs represent management's best assumptions of how market participants would price the assets or liabilities. Generally, Level 3 assets and liabilities are valued using pricing models, discounted cash flow methodologies, or similar techniques that require significant judgment or estimation.

Transfers
Transfers into or out of any hierarchy level are recognized at the end of the reporting period in which the transfer occurred. There were no transfers between any levels during the year ended December 31, 2012.

Following are descriptions of the valuation methodologies used to measure material assets and liabilities at fair value and details of the valuation models, key inputs to those models, and significant assumptions utilized.

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Trading assets (excluding derivatives) — Trading assets were recorded at fair value. Our portfolio included MBS (including senior and subordinated interests) that were either investment-grade, noninvestment grade, or unrated securities. Valuations were primarily based on internally developed discounted cash flow models (an income approach) that used assumptions consistent with current market conditions. The valuation considered recent market transactions, experience with similar securities, current business conditions, and analysis of the underlying collateral, as available. To estimate cash flows, we utilized various significant assumptions including market observable inputs (e.g., forward interest rates) and internally developed inputs (e.g., prepayment speeds, delinquency levels, and credit losses).

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Available-for-sale securities — Available-for-sale securities are carried at fair value based on observable market prices, when available. If observable market prices are not available, our valuations are based on internally developed discounted cash flow models (an income approach) that use a market-based discount rate and consider recent market transactions, experience with similar securities, current business conditions, and analysis of the underlying collateral, as available. To estimate cash flows, we are required to utilize various significant assumptions including market observable inputs (e.g., forward interest rates) and internally developed inputs (including prepayment speeds, delinquency levels, and credit losses).

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Mortgage loans held-for-sale, net — Our mortgage loans held-for-sale are accounted for at either fair value because of fair value option elections or they were accounted for at the lower-of-cost or fair value. Mortgage loans held-for-sale are typically pooled together and sold into certain exit markets depending on underlying attributes of the loan, such as GSE eligibility, product type, interest rate, and credit quality. Two valuation methodologies are used to determine the fair value of mortgage loans held-for-sale. The methodology used depends on the exit market as described below.

Level 2 mortgage loans — This includes all GSE-eligible mortgage loans carried at fair value due to fair value option election, which are valued predominantly using published forward agency prices. It also includes any domestic loans and foreign loans where recently negotiated market prices for the loan pool exist with a counterparty (which approximates fair value) or quoted market prices for similar loans are available.
Level 3 mortgage loans — This included all conditional repurchase option loans carried at fair value due to the fair value option election and all GSE-ineligible residential mortgage loans that were accounted for at the lower-of-cost or fair value. The fair value of these residential mortgage loans were determined using internally developed valuation models because observable market prices were not available. The loans were priced on a discounted cash flow basis utilizing cash flow projections from internally developed models that utilized prepayment, default, and discount rate assumptions. To the extent available, we utilized market observable inputs such as interest rates and market spreads. If market observable inputs were not available, we were required to utilize internal inputs, such as prepayment speeds, credit losses, and discount rates.
Refer to the section within this note titled Fair Value Option for Financial Assets and Financial Liabilities for further information about the fair value elections.

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Consumer mortgage finance receivables and loans, net — We elected the fair value option for certain consumer mortgage finance receivables and loans. The elected mortgage loans collateralized on-balance sheet securitization debt in which we estimated credit reserves pertaining to securitized assets that could have exceeded or already had exceeded our economic exposure. We also elected the fair value option for all mortgage securitization trusts required to be consolidated. The elected mortgage loans represented a portion of the consumer finance receivables and loans. The balance for which the fair value option was not elected was reported on the balance sheet at the principal amount outstanding, net of charge-offs, allowance for loan losses, and premiums or discounts.

The loans were measured at fair value using a portfolio approach. The objective in fair valuing the loans and related securitization debt was to account properly for our retained economic interest in the securitizations. As a result of reduced liquidity in capital markets, values of both these loans and the securitized bonds were expected to be volatile. Since this approach involved the use of significant unobservable inputs, we classified all the mortgage loans elected under the fair value option as Level 3. Refer to the section within this note titled Fair Value Option of Financial Assets and Financial Liabilities for additional information.

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MSRs — MSRs are classified as Level 3 because there are limited MSR market transactions that are directly observable; therefore, we use internally developed discounted cash flow models (an income approach) to estimate the fair value. These internal valuation models estimate net cash flows based on internal operating assumptions that we believe would be used by market participants in orderly transactions combined with market-based assumptions for loan prepayment rates, interest rates, and discount rates that we believe approximate yields required by investors in this asset. Cash flows primarily include servicing fees, float income, and late fees in each case less operating costs to service the loans. The estimated cash flows are discounted using an option-adjusted spread-derived discount rate.

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Interests retained in financial asset sales — The interests retained are in securitization trusts and deferred purchase prices on the sale of whole-loans. Due to inactivity in the market, valuations are based on internally developed discounted cash flow models (an income approach) that use a market-based discount rate; therefore, we classified these assets as Level 3. The valuation considers recent market transactions, experience with similar assets, current business conditions, and analysis of the underlying collateral, as available. To estimate cash flows, we utilize various significant assumptions, including market observable inputs (e.g., forward interest rates) and internally developed inputs (e.g., prepayment speeds, delinquency levels, and credit losses).

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Derivative instruments — We enter into a variety of derivative financial instruments as part of our risk management strategies. Certain of these derivatives are exchange traded, such as Eurodollar futures. To determine the fair value of these instruments, we utilize the quoted market prices for the particular derivative contracts; therefore, we classified these contracts as Level 1.

We also execute over-the-counter derivative contracts, such as interest rate swaps, swaptions, forwards, caps, floors, and agency to-be-announced securities. We utilize third-party-developed valuation models that are widely accepted in the market to value these over-the-counter derivative contracts. The specific terms of the contract and market observable inputs (such as interest rate forward curves and interpolated volatility assumptions) are used in the model. We classified these over-the-counter derivative contracts as Level 2 because all significant inputs into these models were market observable.
We also hold certain derivative contracts that are structured specifically to meet a particular hedging objective. These derivative contracts often are utilized to hedge risks inherent within certain on-balance sheet securitizations. To hedge risks on particular bond classes or securitization collateral, the derivative's notional amount is often indexed to the hedged item. As a result, we typically are required to use internally developed prepayment assumptions as an input into the model to forecast future notional amounts on these structured derivative contracts. Accordingly, we classified these derivative contracts as Level 3.
We are required to consider all aspects of nonperformance risk, including our own credit standing, when measuring fair value of a liability. We reduce credit risk on the majority of our derivatives by entering into legally enforceable agreements that enable the posting and receiving of collateral associated with the fair value of our derivative positions on an ongoing basis. In the event that we do not enter into legally enforceable agreements that enable the posting and receiving of collateral, we will consider our credit risk and the credit risk of our counterparties in the valuation of derivative instruments through a credit valuation adjustment (CVA), if warranted. The CVA calculation utilizes our credit default swap spreads and the spreads of the counterparty.

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On-balance sheet securitization debt — We elected the fair value option for certain mortgage loans held-for-investment and the related on-balance sheet securitization debt. We valued securitization debt that was elected pursuant to the fair value option and any economically retained positions using market observable prices whenever possible. The securitization debt was principally in the form of asset- and MBS collateralized by the underlying mortgage loans held-for-investment. Due to the attributes of the underlying collateral and current market conditions, observable prices for these instruments were typically not available. In these situations, we considered observed transactions as Level 2 inputs in our discounted cash flow models. Additionally, the discounted cash flow models utilized other market observable inputs, such as interest rates, and internally derived inputs including prepayment speeds, credit losses, and discount rates. Fair value option-elected financing securitization debt was classified as Level 3 as a result of the reliance on significant assumptions and estimates for model inputs. Refer to the section within this note titled Fair Value Option for Financial Assets and Financial Liabilities for further information about the election. The debt that was not elected under the fair value option is reported on the balance sheet at cost, net of premiums or discounts and issuance costs.

Recurring Fair Value
The following tables display the assets and liabilities measured at fair value on a recurring basis including financial instruments elected for the fair value option. We often economically hedge the fair value change of our assets or liabilities with derivatives and other financial instruments. The tables below display the hedges separately from the hedged items; therefore, they do not directly display the impact of our risk management activities.

	Recurring fair value measurements
December 31, 2012 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Investment securities
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$697	$1,517	$—	$2,214
Foreign government	3	300	—	303
Mortgage-backed residential	—	6,906	—	6,906
Asset-backed	—	2,340	—	2,340
Corporate debt securities	—	1,263	—	1,263
Total debt securities	700	12,326	—	13,026
Equity securities (a)	1,152	—	—	1,152
Total available-for-sale securities	1,852	12,326	—	14,178
Mortgage loans held-for-sale, net (b)	—	2,490	—	2,490
Mortgage servicing rights	—	—	952	952
Other assets
Interests retained in financial asset sales	—	—	154	154
Derivative contracts in a receivable position
Interest rate	40	2,170	48	2,258
Foreign currency	—	40	—	40
Total derivative contracts in a receivable position	40	2,210	48	2,298
Collateral placed with counterparties (c)	103	99	—	202
Total assets	$1,995	$17,125	$1,154	$20,274
Liabilities
Accrued expenses and other liabilities
Derivative contracts in a payable position
Interest rate	$(13)	$(2,374)	$(1)	$(2,388)
Foreign currency	—	(78)	(2)	(80)
Total derivative contracts in a payable position	(13)	(2,452)	(3)	(2,468)
Total liabilities	$(13)	$(2,452)	$(3)	$(2,468)

(a)	Our investment in any one industry did not exceed 21%.

(b)	Carried at fair value due to fair value option elections.

(c)	Represents collateral in the form of investment securities. Cash collateral was excluded.

	Recurring fair value measurements
December 31, 2011 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Trading assets (excluding derivatives)
Mortgage-backed residential securities	$—	$575	$33	$608
Total trading assets	—	575	33	608
Investment securities
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	903	643	—	1,546
States and political subdivisions	—	1	—	1
Foreign government	427	357	—	784
Mortgage-backed residential	—	7,312	—	7,312
Asset-backed	—	2,553	62	2,615
Corporate debt securities	—	1,491	—	1,491
Other debt securities	—	327	—	327
Total debt securities	1,330	12,684	62	14,076
Equity securities (a)	1,059	—	—	1,059
Total available-for-sale securities	2,389	12,684	62	15,135
Mortgage loans held-for-sale, net (b)	—	3,889	30	3,919
Consumer mortgage finance receivables and loans, net (b)	—	—	835	835
Mortgage servicing rights	—	—	2,519	2,519
Other assets
Interests retained in financial asset sales	—	—	231	231
Derivative contracts in a receivable position (c)
Interest rate	79	5,274	88	5,441
Foreign currency	—	242	18	260
Total derivative contracts in a receivable position	79	5,516	106	5,701
Collateral placed with counterparties (d)	328	—	—	328
Total assets	$2,796	$22,664	$3,816	$29,276
Liabilities
Long-term debt
On-balance sheet securitization debt (b)	$—	$—	$(830)	$(830)
Accrued expenses and other liabilities
Derivative contracts in a payable position (c)
Interest rate	(32)	(5,229)	(17)	(5,278)
Foreign currency	—	(99)	(2)	(101)
Total derivative contracts in a payable position	(32)	(5,328)	(19)	(5,379)
Loan repurchase liabilities (b)	—	—	(29)	(29)
Trading liabilities (excluding derivatives)	(61)	—	—	(61)
Total liabilities	$(93)	$(5,328)	$(878)	$(6,299)

(a)	Our investment in any one industry did not exceed 18%.

(b)	Carried at fair value due to fair value option elections.

(c)	Includes derivatives classified as trading.

(d)	Represents collateral in the form of investment securities. Cash collateral was excluded.
The following table presents quantitative information regarding the significant unobservable inputs used in significant Level 3 assets and liabilities measured at fair value on a recurring basis.

December 31, 2012 ($ in millions)	Level 3 recurring measurements	Valuation technique	Unobservable input	Range
Assets
Mortgage servicing rights	$952	(a)	(a)	(a)
Other assets
Interests retained in financial asset sales	154	Discounted cash flow	Discount rate	5.4-6.1%
			Commercial paper rate	0-0.1%

(a)	Refer to Note 11 for information related to MSR valuation assumptions and sensitivities.
The following tables present the reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis. We often economically hedge the fair value change of our assets or liabilities with derivatives and other financial instruments. The Level 3 items presented below may be hedged by derivatives and other financial instruments that are classified as Level 1 or Level 2. Thus, the following tables do not fully reflect the impact of our risk management activities.

	Level 3 recurring fair value measurements
		Net realized/unrealized gains (losses)									Fair value at Dec. 31, 2012	Net unrealized gains (losses) included in earnings still held at Dec. 31, 2012
($ in millions)	Fair value at Jan. 1, 2012	included in earnings		included in OCI	Purchases	Sales		Issuances	Settlements	Transfers out due to deconsolidation or discontinued operations (a)
Assets
Trading assets (excluding derivatives)
Mortgage-backed residential securities	$33	$2	(b)	$—	$—	$—		$—	$(4)	$(31)	$—	$4	(b)
Investment securities
Available-for-sale debt securities
Asset-backed	62	19		(12)	—	(69)		—	—	—	—	—
Mortgage loans held-for-sale, net (c)	30	—		—	12	—		—	(11)	(31)	—	—
Consumer mortgage finance receivables and loans, net (c)	835	121	(c)	—	—	(245)	(d)	—	(124)	(587)	—	51	(c)
Mortgage servicing rights	2,519	(677)	(e)	—	—	—		240	—	(1,130)	952	(677)	(e)
Other assets
Interests retained in financial asset sales	231	46	(f)	—	—	—		—	(123)	—	154	—
Derivative contracts, net (g)
Interest rate	71	(78)	(h)	—	—	—		—	53	1	47	1	(h)
Foreign currency	16	(32)	(h)	—	—	—		—	—	14	(2)	(50)	(h)
Total derivative contracts in a receivable position, net	87	(110)		—	—	—		—	53	15	45	(49)
Total assets	$3,797	$(599)		$(12)	$12	$(314)		$240	$(209)	$(1,764)	$1,151	$(671)
Liabilities
Long-term debt
On-balance sheet securitization debt (c)	$(830)	$(115)	(c)	$—	$—	$—		$—	$389	$556	$—	$(62)	(c)
Accrued expenses and other liabilities
Loan repurchase liabilities (c)	(29)	—		—	(11)	—		—	10	30	—	—
Total liabilities	$(859)	$(115)		$—	$(11)	$—		$—	$399	$586	$—	$(62)

(a)
Represents the amounts transferred out of Level 3 due to the deconsolidation of ResCap or discontinued operations. Refer to Note 1 for additional information related to ResCap. Refer to Note 2 for additional information related to discontinued operations.

(b)	The fair value adjustment and the related interest were reported as income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(c)
Carried at fair value due to fair value option elections. Refer to the next section of this note titled Fair Value Option for Financial Assets and Liabilities for the location of the gains and losses in the Consolidated Statement of Income.

(d)	Represents the sale of consumer mortgage finance receivable and loans sold as part of the sale of a business line during 2012.

(e)	Fair value adjustment was reported as servicing-asset valuation and hedge activities, net, and income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(f)	Reported as other income, net of losses, and income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(g)	Includes derivatives classified as trading.

(h)	Refer to Note 22 for information related to the location of the gains and losses on derivative instruments in the Consolidated Statement of Income.

	Level 3 recurring fair value measurements
	Fair value at Jan. 1, 2011	Net realized/unrealized gains (losses)			Purchases	Sales		Issuances	Settlements	Transfers out of level 3		Fair value at Dec. 31, 2011	Net unrealized gains (losses) included in earnings still held at Dec. 31, 2011
($ in millions)		included in earnings		included in OCI
Assets
Trading assets (excluding derivatives)
Mortgage-backed residential securities	$44	$5	(a)	$—	$—	$—		$—	$(16)	$—		$33	$14	(a)
Asset-backed securities	94	—		—	—	(94)		—	—	—		—	—
Total trading assets	138	5		—	—	(94)		—	(16)	—		33	14
Investment securities
Available-for-sale debt securities
Mortgage-backed residential	1	—		—	—	(1)		—	—	—		—	—
Asset-backed	—	18	(b)	14	94	(64)		—	—	—		62	—
Total debt securities	1	18		14	94	(65)		—	—	—		62	—
Mortgage loans held-for-sale, net (c)	4	(1)	(c)	—	46	(1)		—	(18)	—		30	(2)	(c)
Consumer mortgage finance receivables and loans, net (c)	1,015	352	(c)	1	—	—		—	(533)	—		835	136	(c)
Mortgage servicing rights	3,738	(1,606)	(d)	—	31	(266)	(e)	622	—	—		2,519	(1,605)	(d)
Other assets
Interests retained in financial asset sales	568	180	(f)	—	—	—		3	(520)	—		231	(15)	(f)
Derivative contracts, net (g)
Interest rate	(13)	148	(h)	—	—	—		—	(41)	(23)	(i)	71	145	(h)
Foreign currency	—	16	(h)	—	—	—		—	—	—		16	16	(h)
Total derivative contracts in a (payable) receivable position, net	(13)	164		—	—	—		—	(41)	(23)		87	161
Total assets	$5,451	$(888)		$15	$171	$(426)		$625	$(1,128)	$(23)		$3,797	$(1,311)
Liabilities
Long-term debt
On-balance sheet securitization debt (c)	$(972)	$(371)	(c)	$1	$—	$—		$—	$512	$—		$(830)	$(184)	(c)
Accrued expenses and other liabilities
Loan repurchase liabilities (c)	—	2	(c)	—	(46)	—		—	15	—		(29)	2	(c)
Total liabilities	$(972)	$(369)		$1	$(46)	$—		$—	$527	$—		$(859)	$(182)

(a)	The fair value adjustment and the related interest were reported as income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(b)
The fair value adjustment was reported as other income, net of losses, and the related interest was reported as interest and dividends on available-for-sale investment securities in the Consolidated Statement of Income.

(c)
Carried at fair value due to fair value option elections. Refer to the next section of this note titled Fair Value Option for Financial Assets and Liabilities for the location of the gains and losses in the Consolidated Statement of Income.

(d)	Fair value adjustment was reported as servicing-asset valuation and hedge activities, net and income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(e)
Represents excess mortgage servicing rights transferred to an agency-controlled trust in exchange for trading securities. These securities were then sold instantaneously to third-party investors for $266 million.

(f)	Reported as other income, net of losses, and income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(g)	Includes derivatives classified as trading.

(h)	Refer to Note 22 for information related to the location of the gains and losses on derivative instruments in the Consolidated Statement of Income.

(i)
The in-house valuations of some derivative contracts classified as Level 3 was replaced with third-party-developed valuation models that are widely accepted in the market to value these over-the-counter derivative contracts. The specific terms of the contract and market observable inputs are entered into the model. We reclassified these over-the-counter derivative contracts as Level 2 because all significant inputs into these models were market observable.

Nonrecurring Fair Value
We may be required to measure certain assets and liabilities at fair value from time to time. These periodic fair value measures typically result from the application of lower-of-cost or fair value accounting or certain impairment measures. These items would constitute nonrecurring fair value measures.
The following tables display the assets and liabilities measured at fair value on a nonrecurring basis.

	Nonrecurring fair value measurements				Lower-of-cost or fair value or valuation reserve allowance	Total loss included in earnings for the year ended
December 31, 2012 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Commercial finance receivables and loans, net (a)
Automotive	$—	$—	$108	$108	$(19)	n/m	(b)
Other	—	—	23	23	(7)	n/m	(b)
Total commercial finance receivables and loans, net	—	—	131	131	(26)	n/m	(b)
Other assets
Repossessed and foreclosed assets (c)	—	—	3	3	(2)	n/m	(b)
Total assets	$—	$—	$134	$134	$(28)	n/m
n/m = not meaningful

(a)	Represents the portion of the portfolio specifically impaired during 2012. The related valuation allowance represents the cumulative adjustment to fair value of those specific receivables.

(b)
We consider the applicable valuation or loan loss allowance to be the most relevant indicator of the impact on earnings caused by the fair value measurement. Accordingly, the table above excludes total gains and losses included in earnings for these items. The carrying values are inclusive of the respective valuation or loan loss allowance.

(c)	The allowance provided for repossessed and foreclosed assets represents any cumulative valuation adjustment recognized to adjust the assets to fair value.

	Nonrecurring fair value measurements				Lower-of-cost or fair value or valuation reserve allowance	Total loss included in earnings for the year ended
December 31, 2011 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Mortgage loans held-for-sale (a)	$—	$—	$479	$479	$(60)	n/m	(b)
Commercial finance receivables and loans, net (c)
Automotive	—	—	310	310	(30)	n/m	(b)
Mortgage	—	1	14	15	(10)	n/m	(b)
Other	—	—	20	20	(10)	n/m	(b)
Total commercial finance receivables and loans, net	—	1	344	345	(50)	n/m	(b)
Other assets
Property and equipment	—	13	—	13	n/m (d)	$(8)
Repossessed and foreclosed assets (e)	—	32	27	59	(15)	n/m	(b)
Total assets	$—	$46	$850	$896	$(125)	$(8)

n/m = not meaningful

(a)
Represents loans held-for-sale that are required to be measured at the lower-of-cost or fair value. The table above includes only loans with fair values below cost during 2011. The related valuation allowance represents the cumulative adjustment to fair value of those specific assets.

(b)
We consider the applicable valuation or loan loss allowance to be the most relevant indicator of the impact on earnings caused by the fair value measurement. Accordingly, the table above excludes total gains and losses included in earnings for these items. The carrying values are inclusive of the respective valuation or loan loss allowance.

(c)	Represents the portion of the portfolio specifically impaired during 2011. The related valuation allowance represents the cumulative adjustment to fair value of those specific receivables.

(d)	The total gain (loss) included in earnings is the most relevant indicator of the impact on earnings.

(e)	The allowance provided for repossessed and foreclosed assets represents any cumulative valuation adjustment recognized to adjust the assets to fair value.
The following table presents quantitative information regarding the significant unobservable inputs used in significant Level 3 assets measured at fair value on a nonrecurring basis.

December 31, 2012 ($ in millions)	Level 3 nonrecurring measurements	Valuation technique	Unobservable input	Range
Assets
Commercial finance receivables and loans, net
Automotive	$108	Fair value of collateral	Adjusted appraisal value	65.0-95.0%

Fair Value Option for Financial Assets and Financial Liabilities
A description of the financial assets and liabilities elected to be measured at fair value is as follows. Our intent in electing fair value for all these items was to mitigate a divergence between accounting losses and economic exposure for certain assets and liabilities.

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On-balance sheet mortgage securitizations — We elected to measure at fair value certain domestic consumer mortgage finance receivables and loans and the related debt held in on-balance sheet mortgage securitization structures. The fair value-elected loans were classified as finance receivable and loans, net, on the Consolidated Balance Sheet. Our policy is to separately record interest income on the fair value-elected loans (unless the loans are placed on nonaccrual status); however, the accrued interest was excluded from the fair value presentation. We classified the fair value adjustment recorded for the loans as other income, net of losses, in the Consolidated Statement of Income.

We continued to record the fair value-elected debt balances as long-term debt on the Consolidated Balance Sheet. Our policy is to separately record interest expense on the fair value-elected debt, which continues to be classified as interest on long-term debt in the Consolidated Statement of Income. We classified the fair value adjustment recorded for this fair value-elected debt as other income, net of losses, in the Consolidated Statement of Income.

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Conforming and government-insured mortgage loans held-for-sale — We elected the fair value option for conforming and government-insured mortgage loans held-for-sale funded after July 31, 2009. We elected the fair value option to mitigate earnings volatility by better matching the accounting for the assets with the related hedges.

Excluded from the fair value option were conforming and government-insured loans funded on or prior to July 31, 2009, and those repurchased or rerecognized. The loans funded on or prior to July 31, 2009, were ineligible because the election must be made at the time of funding. Repurchased and rerecognized conforming and government-insured loans were not elected because the election would not mitigate earning volatility. We repurchase or rerecognize loans due to representation and warranty obligations or conditional repurchase options. Typically, we will be unable to resell these assets through regular channels due to characteristics of the assets. Since the fair value of these assets is influenced by factors that cannot be hedged, we did not elect the fair value option.
We carry the fair value-elected conforming and government-insured loans as loans held-for-sale, net, on the Consolidated Balance Sheet. Our policy is to separately record interest income on the fair value-elected loans (unless they are placed on nonaccrual status); however, the accrued interest was excluded from the fair value presentation. Upfront fees and costs related to the fair value-elected loans were not deferred or capitalized. The fair value adjustment recorded for these loans is classified as gain (loss) on mortgage loans, net, in the Consolidated Statement of Income. In accordance with GAAP, the fair value option election is irrevocable once the asset is funded even if it is subsequently determined that a particular loan cannot be sold.

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Nongovernment-eligible mortgage loans held-for-sale subject to conditional repurchase options — We elected the fair value option for both nongovernment-eligible mortgage loans held-for-sale subject to conditional repurchase options and the related liability. These conditional repurchase options within our private label securitizations allowed us to repurchase a transferred financial asset if certain events outside our control were met. The typical conditional repurchase option was a delinquent loan repurchase option that gave us the option to purchase the loan if it exceeded a certain prespecified delinquency level. We had complete discretion regarding when or if we would exercise these options, but generally we would do so only when it is in our best interest. We recorded the asset and the corresponding liability on our balance sheet when the option becomes exercisable. The fair value option election must be made at initial recording. As such, the conditional repurchase option assets and liabilities recorded prior to January 1, 2011, were ineligible for the fair value election.

We carried these fair value-elected optional repurchase loan balance as loans held-for-sale, net, on the Consolidated Balance Sheet. The fair value adjustment recorded for these loans was classified as other income, net of losses, in the Consolidated Statement of Income. We carried the fair value-elected corresponding liability as accrued expenses and other liabilities on the Consolidated Balance Sheet. The fair value adjustment recorded for these liabilities were classified as other income, net of losses, in the Consolidated Statement of Income.
The following tables summarize the fair value option elections and information regarding the amounts recorded as earnings for each fair value option-elected item.

	Changes included in the
	Consolidated Statement of Income
Year ended December 31, ($ in millions)	Interest and fees on finance receivables and loans (a)	Interest on loans held-for-sale (a)	Interest on long-term debt (b)	Gain on mortgage loans, net	Other income, net of losses	Total included in earnings	Change in fair value due to credit risk (c)
2012
Assets
Mortgage loans held-for-sale, net	$—	$82	$—	$(32)	$—	$50	$—	(d)
2011
Assets
Mortgage loans held-for-sale, net	$—	$175	$—	$148	$—	$323	$—	(d)

(a)	Interest income is measured by multiplying the unpaid principal balance on the loans by the coupon rate and the number of days of interest due.

(b)	Interest expense is measured by multiplying bond principal by the coupon rate and the number of days of interest due to the investor.

(c)
Factors other than credit quality that impact fair value include changes in market interest rates and the illiquidity or marketability in the current marketplace. Lower levels of observable data points in illiquid markets generally result in wide bid/offer spreads.

(d)	The credit impact for loans held-for-sale is assumed to be zero because the loans are either suitable for sale or are covered by a government guarantee.
The following table provides the aggregate fair value and the aggregate unpaid principal balance for the fair value option-elected loans and long-term debt instruments.

	2012		2011
December 31, ($ in millions)	Unpaid principal balance	Fair value (a)	Unpaid principal balance	Fair value (a)
Assets
Mortgage loans held-for-sale, net
Total loans	$2,416	$2,490	$3,766	$3,919
Nonaccrual loans	47	25	54	27
Loans 90+ days past due (b)	36	19	53	27
Consumer mortgage finance receivables and loans, net
Total loans	—	—	2,436	835
Nonaccrual loans (c)	—	—	506	209
Loans 90+ days past due (b) (c)	—	—	362	163
Liabilities
Long-term debt
On-balance sheet securitization debt	$—	$—	$(2,559)	$(830)
Accrued expenses and other liabilities
Loan repurchase liabilities	—	—	(57)	(29)

(a)	Excludes accrued interest receivable.

(b)	Loans 90+ days past due are also presented within the nonaccrual loan balance and the total loan balance; however, excludes government-insured loans that are still accruing interest.

(c)
The fair value of consumer mortgage finance receivables and loans is calculated on a pooled basis; therefore, we allocated the fair value of nonaccrual loans and loans 90+ days past due to individual loans based on the unpaid principal balances. For further discussion regarding the pooled basis, refer to the previous section of this note titled Consumer mortgage finance receivables and loans, net.

Fair Value of Financial Instruments
The following table presents the carrying and estimated fair value of financial instruments, except for those recorded at fair value on a recurring basis presented in the previous section of this note titled Recurring Fair Value. When possible, we use quoted market prices to determine fair value. Where quoted market prices are not available, the fair value is internally derived based on appropriate valuation methodologies with respect to the amount and timing of future cash flows and estimated discount rates. However, considerable judgment is required in interpreting market data to develop estimates of fair value, so the estimates are not necessarily indicative of the amounts that could be realized or would be paid in a current market exchange. The effect of using different market assumptions or estimation methodologies could be material to the estimated fair values. Fair value information presented herein was based on information available at December 31, 2012 and 2011.

	2012					2011
		Estimated fair value
December 31, ($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total	Carrying value	Estimated fair value
Financial assets
Loans held-for-sale, net (a)	$2,576	$—	$2,490	$86	$2,576	$8,557	$8,674
Finance receivables and loans, net (a)	97,885	—	—	98,907	98,907	113,252	113,576
Nonmarketable equity investments	303	—	272	34	306	419	423
Financial liabilities
Deposit liabilities	$47,915	$—	$—	$48,752	$48,752	$45,050	$45,696
Short-term borrowings	7,461	6	—	7,454	7,460	7,680	7,622
Long-term debt (a)(b)	74,882	—	36,018	42,533	78,551	93,525	92,142

(a)
Includes financial instruments carried at fair value due to fair value option elections. Refer to the previous section of this note titled Fair Value Option for Financial Assets and Liabilities for further information about the fair value elections.

(b)	The carrying value includes deferred interest for zero-coupon bonds of $321 million and $640 million at December 31, 2012, and 2011, respectively.
The following describes the methodologies and assumptions used to determine fair value for the significant classes of financial instruments. In addition to the valuation methods discussed below, we also followed guidelines for determining whether a market was not active and a transaction was not distressed. As such, we assumed the price that would be received in an orderly transaction (including a market-based return) and not in forced liquidation or distressed sale.

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Loans held-for-sale, net — Loans held-for-sale classified as Level 2 include all GSE-eligible mortgage loans valued predominantly using published forward agency prices. It also includes any domestic loans and foreign loans where recently negotiated market prices for the loan pool exist with a counterparty (which approximates fair value) or quoted market prices for similar loans are available. Loans held-for-sale classified as Level 3 include all loans valued using internally developed valuation models because observable market prices were not available. The loans are priced on a discounted cash flow basis utilizing cash flow projections from internally developed models that utilize prepayment, default, and discount rate assumptions. To the extent available, we will utilize market observable inputs such as interest rates and market spreads. If market observable inputs are not available, we are required to utilize internal inputs, such as prepayment speeds, credit losses, and discount rates.

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Finance receivables and loans, net — With the exception of mortgage loans held-for-investment, the fair value of finance receivables was based on discounted future cash flows using applicable spreads to approximate current rates applicable to each category of finance receivables (an income approach using Level 3 inputs). The carrying value of commercial receivables in certain markets and certain other automotive- and mortgage-lending receivables for which interest rates reset on a short-term basis with applicable market indices are assumed to approximate fair value either because of the short-term nature or because of the interest rate adjustment feature. The fair value of commercial receivables in other markets was based on discounted future cash flows using applicable spreads to approximate current rates applicable to similar assets in those markets.

For mortgage loans held-for-investment used as collateral for securitization debt, we used a portfolio approach with Level 3 inputs to measure these loans at fair value. The objective in fair valuing these loans (which are legally isolated and beyond the reach of our creditors) and the related collateralized borrowings is to reflect our retained economic position in the securitizations. For mortgage loans held-for-investment that are not securitized, we used valuation methods and assumptions similar to those used for mortgage loans held-for-sale. These valuations consider unique attributes of the loans such as geography, delinquency status, product type, and other factors. Refer to the section above titled Loans held-for-sale, net, for a description of methodologies and assumptions used to determine the fair value of mortgage loans held-for-sale.

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Deposit liabilities — Deposit liabilities represent certain consumer and brokered bank deposits, mortgage escrow deposits, and dealer deposits. The fair value of deposits at Level 3 were estimated by discounting projected cash flows based on discount factors derived from the forward interest rate swap curve.

•	Debt — Level 2 debt was valued using quoted market prices in inactive markets. Debt valued using internally derived inputs, such as prepayment speeds and discount rates, was classified as Level 3.